Equity - Schedule of Issuance for Purposes (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Issuance for Purposes [Abstract]
At beginning of period/year
Grant during the period/year	3,141,000
At end of period/year	3,141,000